Share-based payment arrangements - Weighted Average Options exercisable (Details)	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Weighted Average Options exercisable [Line Items]
Number of options | shares	4,773,873	4,773,873	5,447,405	4,349,921
Weighted-average exercise price $ | £ / shares	£ 1.42		£ 0.98	£ 0.93
Alivio [Member]
Weighted Average Options exercisable [Line Items]
Number of options	0	0
Weighted-average exercise price $		$ 0
Exercise Price Range $		$ 0
Entrega
Weighted Average Options exercisable [Line Items]
Number of options	349,500	349,500
Weighted-average exercise price $		$ 1.88
Entrega | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		0.03
Entrega | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		$ 2.36
Follica
Weighted Average Options exercisable [Line Items]
Number of options	2,686,120	2,686,120
Weighted-average exercise price $		$ 1.01
Follica | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		0.03
Follica | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		$ 1.86
Sonde
Weighted Average Options exercisable [Line Items]
Number of options	2,049,004	2,049,004
Weighted-average exercise price $		$ 0.20
Sonde | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		0.13
Sonde | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		$ 0.20
Vedanta Biosciences
Weighted Average Options exercisable [Line Items]
Number of options	1,991,637	1,991,637
Weighted-average exercise price $		$ 9.64
Vedanta Biosciences | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		0.02
Vedanta Biosciences | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range $		$ 19.94